Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	118 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000158832
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ladenburg Aggressive Growth Fund
Average Annual Return, Percent	4.99%	9.50%	8.44%
C000158833
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ladenburg Aggressive Growth Fund
C000158834
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ladenburg Aggressive Growth Fund
C000158826
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ladenburg Growth & Income Fund
Average Annual Return, Percent	3.68%	6.39%	5.75%
C000158827
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ladenburg Growth & Income Fund
C000158828
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ladenburg Growth & Income Fund
C000158829
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ladenburg Growth Fund
Average Annual Return, Percent	5.15%	8.71%	7.32%
C000158830
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ladenburg Growth Fund
C000158831
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ladenburg Growth Fund
C000158823
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ladenburg Income & Growth Fund
Average Annual Return, Percent	3.23%	4.19%	4.06%
C000158824
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ladenburg Income & Growth Fund
C000158825
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ladenburg Income & Growth Fund
C000158820
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ladenburg Income Fund
Average Annual Return, Percent	3.56%	1.76%	2.49%
C000158821
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ladenburg Income Fund
C000158822
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ladenburg Income Fund
Without Sales Load [Member] | C000158832
Average Annual Return [Line Items]
Average Annual Return, Percent	10.50%	10.62%	9.01%
Without Sales Load [Member] | C000158833
Average Annual Return [Line Items]
Average Annual Return, Percent	9.71%	9.80%	8.09%
Without Sales Load [Member] | C000158834
Average Annual Return [Line Items]
Average Annual Return, Percent	10.67%	10.78%	9.02%
Without Sales Load [Member] | C000158826
Average Annual Return [Line Items]
Average Annual Return, Percent	9.15%	7.49%	6.31%
Without Sales Load [Member] | C000158827
Average Annual Return [Line Items]
Average Annual Return, Percent	8.37%	6.67%	5.51%
Without Sales Load [Member] | C000158828
Average Annual Return [Line Items]
Average Annual Return, Percent	9.42%	7.74%	6.51%
Without Sales Load [Member] | C000158829
Average Annual Return [Line Items]
Average Annual Return, Percent	10.67%	9.84%	7.88%
Without Sales Load [Member] | C000158830
Average Annual Return [Line Items]
Average Annual Return, Percent	9.86%	9.02%	7.08%
Without Sales Load [Member] | C000158831
Average Annual Return [Line Items]
Average Annual Return, Percent	10.88%	10.05%	8.06%
Without Sales Load [Member] | C000158823
Average Annual Return [Line Items]
Average Annual Return, Percent	8.63%	5.26%	4.61%
Without Sales Load [Member] | C000158824
Average Annual Return [Line Items]
Average Annual Return, Percent	7.71%	4.38%	3.84%
Without Sales Load [Member] | C000158825
Average Annual Return [Line Items]
Average Annual Return, Percent	8.70%	5.41%	4.82%
Without Sales Load [Member] | C000158820
Average Annual Return [Line Items]
Average Annual Return, Percent	9.05%	2.82%	3.03%
Without Sales Load [Member] | C000158821
Average Annual Return [Line Items]
Average Annual Return, Percent	7.03%	1.82%	2.20%
Without Sales Load [Member] | C000158822
Average Annual Return [Line Items]
Average Annual Return, Percent	9.27%	2.98%	3.18%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.16%	16.64%	14.83%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.16%	16.64%	14.83%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.16%	16.64%	14.83%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.16%	16.64%	14.83%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.16%	16.64%	14.83%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.16%	16.64%	14.83%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.16%	16.64%	14.83%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.16%	16.64%	14.83%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.16%	16.64%	14.83%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.16%	16.64%	14.83%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.16%	16.64%	14.83%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.16%	16.64%	14.83%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.16%	16.64%	14.83%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.16%	16.64%	14.83%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.16%	16.64%	14.83%